Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income
Income from investments in associates	S/ 15,647	S/ 17,454	S/ 18,475
Other technical income from insurance operations	13,362	10,908	9,273
Gain from sale of written-off-loans	11,311	13,615	16,956
Services rendered to third parties	3,859	2,779	5,160
Income from ATM rentals	3,789	4,606	4,562
Insurance recovery		940	1,122
Other income	22,692	18,741	31,891
Total other income	70,660	69,043	87,439
Other expenses
Sundry technical insurance expenses	(42,016)	(40,593)	(16,753)
Commissions from insurance activities	(35,266)	(38,650)	(50,971)
Donations	(5,352)	(5,068)	(6,696)
Provision for sundry risk	(3,872)	(3,504)	(9,748)
Expenses related to rental income	(3,456)	(3,901)	(659)
Provision for accounts receivable	(3,303)	(2,134)	(8,699)
Goodwill write-off, Note 9(b)	(2,233)
Administrative and tax penalties	(932)	(2,963)	(2,185)
Provision for assets seized	(355)	(9,754)
Other expenses	(34,378)	(35,048)	(24,615)
Total other expenses	S/ (131,163)	S/ (141,615)	S/ (120,326)